Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	001-43082
Entity Registrant Name	VENHUB GLOBAL, INC.
Entity Central Index Key	0001972234
Entity Tax Identification Number	92-2083580
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5360 Procyon Street
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	888
Local Phone Number	585-4999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VHUB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false